Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

9. SUBSEQUENT EVENTS

In July 2016, we issued options to purchase 1,525,703 shares of our common stock to six employees and one director with a fair value of $365,330 which will be amortized over 24 months as the options vest. The fair value of these options granted was estimated using the Black-Scholes option pricing model based on the following assumptions: (i) volatility rate of 126.34%, (ii) discount rate of 1.60%, (iii) zero expected dividend yield, and (iv) expected life of 5 years. These options have an exercise price of $0.50 per share and expire ten years from the date of issuance.

In July 2016, we issued options to purchase 185,118 shares of our common stock to two consultants with a fair value of $44,326 at grant date. These options have an exercise price of $0.50 per share and expire ten years from the date of issuance. The fair value of these options granted to the consultants was estimated using the Black-Scholes option pricing model based on the following assumptions: (i) volatility rate of 126.34%, (ii) discount rate of 1.60%, (iii) zero expected dividend yield, and (iv) expected life of 5 years. The fair value of the option grants to the consultants will be recalculated each quarter and will be amortized over 24 months as the options vest based on their fair value at the end of each quarterly reporting period.

In September 2016, we issued options to purchase 50,000 shares of our common stock to one consultant with a fair value of $40,725 at grant date. These options have an exercise price of $0.96 per share and expire ten years from the date of issuance. The fair value of these options granted to the consultants was estimated using the Black-Scholes option pricing model based on the following assumptions: (i) volatility rate of 126.34%, (ii) discount rate of 1.60%, (iii) zero expected dividend yield, and (iv) expected life of 5 years. The fair value of the option grants to the consultants will be recalculated each quarter and will be amortized over 24 months as the options vest based on their fair value at the end of each quarterly reporting period.

In July 2016, we issued 1,436,170 shares of restricted common stock to our Chief Executive Officer and the Chairman of our board of directors with a fair value of $718,085, which will be amortized over 20 months as the shares vest.

In August and September 2016, we issued a total of 312,500 shares of restricted stock to three consultants with a fair value of approximately $220,000.

On August 16, 2016 the Company and the purchasers extended the warrant expiration date of the warrants to purchase 7,950,000 shares of common stock issued on May 4, 2016, to February 4, 2017 from November 4, 2016.

In September 2016, the purchasers exercised 2,070,590 of these warrants. We received proceeds of $352,000 for such warrants exercises.

12. SUBSEQUENT EVENTS

In May 2016, the Company entered into a securities purchase agreement with the purchasers identified therein providing for the issuance and sale by the Company to the purchasers, in a private placement, of an aggregate of 2,650,000 shares of the Company’s common stock (collectively, the “Shares”) and Warrants to purchase up to an aggregate of 7,950,000 shares of the Company’s common stock,(the “Warrants”, and the shares issuable upon exercise of the Warrants, collectively, the “Warrant Shares”), at a price of $0.10 per Share (the “Offering”). The Warrants have an exercise price of $0.17 per share and expire six months from the date of issuance. The Offering closed on May 4, 2016. The aggregate proceeds to the Company from the sale of the Shares and Warrants was approximately $265,000.

In May 2016, we received shareholder and board approval for a name change to Vitality Biopharma, Inc., an exchange of one (1) share of the Company’s common stock for each 10 shares of common stock outstanding or exercisable under any outstanding warrants or option agreements and an increase in the number of shares of authorized common stock from 525,000,000 to 1,000,000,000. These corporate changes became effective on July 20, 2016 and are reflected in these financial statements.

In July 2016, we issued options to purchase 1,525,703 shares of our common stock to six employees and one director with a fair value of $365,330 which will be amortized over 24 months as the options vest. The fair value of these options granted was estimated using the Black-Scholes option pricing model based on the following assumptions: (i) volatility rate of 126.34%, (ii) discount rate of 1.60%, (iii) zero expected dividend yield, and (iv) expected life of 5 years. These options have an exercise price of $0.50 per share and expire ten years from the date of issuance.

In July 2016, we issued options to purchase 185,118 shares of our common stock to two consultants with a fair value of $44,326 at grant date. These options have an exercise price of $0.50 per share and expire ten years from the date of issuance. The fair value of these options granted to the consultants was estimated using the Black-Scholes option pricing model based on the following assumptions: (i) volatility rate of 126.34%, (ii) discount rate of 1.60%, (iii) zero expected dividend yield, and (iv) expected life of 5 years. The fair value of the option grants to the consultants will be recalculated each quarter and will be amortized over 24 months as the options vest based on their fair value at the end of each quarterly reporting period.

In July 2016, we issued 1,436,170 shares of restricted common stock to our Chief Executive Officer and the Chairman of our board of directors with a fair value of $718,015, which will be amortized over 20 months as the shares vest.